UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5018

Smith Barney Investment Series

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT SERIES

SMITH BARNEY DIVIDEND STRATEGY FUND

FORM N-Q

JANUARY 31, 2006

SMITH BARNEY DIVIDEND STRATEGY FUND

Schedule of Investments (unaudited)	January 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 93.9%
CONSUMER DISCRETIONARY - 4.6%
Hotels, Restaurants & Leisure - 1.3%
300,000	International Game Technology	$10,734,000
650,000	McDonald’s Corp.	22,756,500

	Total Hotels, Restaurants & Leisure	33,490,500

Leisure Equipment & Products - 0.5%
250,000	Eastman Kodak Co.	6,275,000
350,000	Hasbro Inc.	7,420,000

	Total Leisure Equipment & Products	13,695,000

Media - 2.1%
300,000	Gannett Co. Inc.	18,540,000
1,224,900	Pearson PLC	15,889,679
500,000	Regal Entertainment Group, Class A Shares	9,255,000
800,000	Time Warner Inc.	14,024,000

	Total Media	57,708,679

Specialty Retail - 0.7%
450,000	Home Depot Inc.	18,247,500

	TOTAL CONSUMER DISCRETIONARY	123,141,679

CONSUMER STAPLES - 12.2%
Beverages - 1.5%
350,000	Coca-Cola Co.	14,483,000
451,374	PepsiCo Inc.	25,809,565

	Total Beverages	40,292,565

Food & Staples Retailing - 3.4%
1,472,400	Albertson’s Inc.	37,030,860
1,191,600	Wal-Mart Stores Inc.	54,944,676

	Total Food & Staples Retailing	91,975,536

Food Products - 4.7%
400,000	Campbell Soup Co.	11,972,000
450,000	General Mills Inc.	21,874,500
450,000	H.J. Heinz Co.	15,273,000
1,433,400	Kraft Foods Inc., Class A Shares	42,199,296
819,800	Unilever PLC, Sponsored ADR	34,570,966

	Total Food Products	125,889,762

Household Products - 2.6%
769,113	Kimberly-Clark Corp.	43,931,735
450,000	Procter & Gamble Co.	26,653,500

	Total Household Products	70,585,235

	TOTAL CONSUMER STAPLES	328,743,098

ENERGY - 8.9%
Oil, Gas & Consumable Fuels - 8.9%
1,093,310	BP PLC, Sponsored ADR	79,057,246
996,637	Chevron Corp.	59,180,305
1,628,019	Exxon Mobil Corp.	102,158,192

	TOTAL ENERGY	240,395,743

EXCHANGE TRADED FUND - 0.5%
400,000	Health Care Select Sector SPDR Fund	12,852,000

FINANCIALS - 13.9%
Capital Markets - 2.5%
50,000	Goldman Sachs Group Inc.	7,062,500
450,000	Merrill Lynch & Co. Inc.	33,781,500

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND STRATEGY FUND

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
Capital Markets (continued)
250,000	UBS AG, Registered Shares	$27,200,000

	Total Capital Markets	68,044,000

Commercial Banks - 5.2%
1,322,622	Bank of America Corp.	58,499,571
400,000	U.S. Bancorp	11,964,000
252,900	Wachovia Corp.	13,866,507
873,409	Wells Fargo & Co.	54,465,785

	Total Commercial Banks	138,795,863

Diversified Financial Services - 2.4%
1,650,957	JPMorgan Chase & Co.	65,625,541

Insurance - 2.5%
300,000	Assurant Inc.	13,776,000
563,252	Chubb Corp.	53,142,826

	Total Insurance	66,918,826

Real Estate - 1.3%
977,500	Plum Creek Timber Co. Inc.	36,108,850

	TOTAL FINANCIALS	375,493,080

HEALTH CARE - 15.3%
Health Care Equipment & Supplies - 0.5%
250,000	Medtronic Inc.	14,117,500

Pharmaceuticals - 14.8%
1,612,209	Abbott Laboratories	69,566,818
400,000	Eli Lilly & Co.	22,648,000
1,087,708	GlaxoSmithKline PLC, Sponsored ADR	55,734,158
1,420,939	Johnson & Johnson	81,760,830
505,200	Novartis AG, Sponsored ADR	27,866,832
2,369,267	Pfizer Inc.	60,842,777
1,754,858	Wyeth	81,162,182

	Total Pharmaceuticals	399,581,597

	TOTAL HEALTH CARE	413,699,097

INDUSTRIALS - 16.0%
Aerospace & Defense - 4.4%
1,558,852	Honeywell International Inc.	59,891,094
450,000	Raytheon Co.	18,436,500
700,000	United Technologies Corp.	40,859,000

	Total Aerospace & Defense	119,186,594

Air Freight & Logistics - 0.6%
200,000	United Parcel Service Inc., Class B Shares	14,982,000

Building Products - 0.4%
350,000	Masco Corp.	10,377,500

Commercial Services & Supplies - 2.2%
350,000	Pitney Bowes Inc.	14,959,000
500,000	R.R. Donnelley & Sons Co.	16,300,000
850,000	Waste Management Inc.	26,843,000

	Total Commercial Services & Supplies	58,102,000

Electrical Equipment - 3.3%
250,000	American Power Conversion Corp.	5,925,000
325,000	Cooper Industries Ltd., Class A Shares	26,536,250
738,996	Emerson Electric Co.	57,235,240

	Total Electrical Equipment	89,696,490

Industrial Conglomerates - 5.1%
450,000	3M Co.	32,737,500
2,745,166	General Electric Co.	89,904,187

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND STRATEGY FUND

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
Industrial Conglomerates (continued)
600,000	Tyco International Ltd.	$15,630,000

	Total Industrial Conglomerates	138,271,687

	TOTAL INDUSTRIALS	430,616,271

INFORMATION TECHNOLOGY - 6.1%
Computers & Peripherals - 1.4%
200,000	Hewlett-Packard Co.	6,236,000
400,000	International Business Machines Corp.	32,520,000

	Total Computers & Peripherals	38,756,000

IT Services - 1.1%
650,000	Automatic Data Processing Inc.	28,561,000

Semiconductors & Semiconductor Equipment - 0.5%
650,000	Intel Corp.	13,825,500

Software - 3.1%
2,932,835	Microsoft Corp.	82,559,305

	TOTAL INFORMATION TECHNOLOGY	163,701,805

MATERIALS - 9.7%
Chemicals - 6.3%
1,247,146	Dow Chemical Co.	52,754,276
1,678,600	E.I. du Pont de Nemours & Co.	65,717,190
1,578,800	Olin Corp.	32,365,400
350,000	PPG Industries Inc.	20,825,000

	Total Chemicals	171,661,866

Metals & Mining - 1.6%
1,369,926	Alcoa Inc.	43,152,669

Paper & Forest Products - 1.8%
687,244	Weyerhaeuser Co.	47,942,141

	TOTAL MATERIALS	262,756,676

TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 3.4%
1,626,466	BellSouth Corp.	46,793,427
1,362,789	Verizon Communications Inc.	43,145,900

	Total Diversified Telecommunication Services	89,939,327

Wireless Telecommunication Services - 1.1%
1,439,500	Vodafone Group PLC, Sponsored ADR	30,387,845

	TOTAL TELECOMMUNICATION SERVICES	120,327,172

UTILITIES - 2.2%
Electric Utilities - 1.1%
300,000	Cinergy Corp.	13,035,000
400,000	FPL Group Inc.	16,716,000

	Total Electric Utilities	29,751,000

Multi-Utilities - 1.1%
200,000	Ameren Corp.	10,152,000
525,000	KeySpan Corp.	18,858,000

	Total Multi-Utilities	29,010,000

	TOTAL UTILITIES	58,761,000

	TOTAL COMMON STOCKS (Cost - $2,199,250,244)	2,530,487,621

ESCROWED SHARES - 0.1%
26,214	State Street Escrow Shares (a)(b) (Cost - $1,483,872)	1,553,230

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND STRATEGY FUND

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
CONVERTIBLE PREFERRED STOCKS - 1.0%
HEALTH CARE - 1.0%
Health Care Equipment & Supplies - 1.0%
524,088	Baxter International Inc., Equity Units, 7.000% due 2/16/06 (c) (Cost - $27,266,427)	$27,021,977

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,228,000,543)	2,559,062,828

FACE AMOUNT
SHORT-TERM INVESTMENTS - 5.1%
Repurchase Agreements - 5.1%
$117,116,000	Interest in $592,697,000 joint tri-party repurchase agreement dated 1/31/06 with Banc of America Securities LLC, 4.450% due 2/1/06; Proceeds at maturity - $117,130,477; (Fully collateralized by various U.S. government agency obligations, 3.250% to 7.125% due 11/15/07 to 2/25/19; Market value- $119,458,456)	117,116,000
19,924,000	Interested in $386,481,000 joint tri-party repurchase agreement dated 1/31/06 with Greenwich Capital Markets Inc., 4.450% due 2/1/06; Proceeds at maturity - $19,926,463; (Fully collateralized by various U.S. government agency & Treasury obligations, 0.000% to 9.375% due 4/15/06 to 4/15/30; Market value - $20,322,639)	19,924,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $137,040,000)	137,040,000

	TOTAL INVESTMENTS - 100.1% (Cost - $2,365,040,543#)	2,696,102,828
	Liabilities in Excess of Other Assets - (0.1)%	(4,028,473)

	TOTAL NET ASSETS - 100.0%	$2,692,074,355

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(b)	Illiquid security.

(c)	Each unit represents one contract to purchase common stock and senior notes.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
SPDR	— Standard & Poor’s Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Dividend Strategy Fund (the “Fund”) is a separate diversified investment fund of Smith Barney Investment Series (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$377,413,745
Gross unrealized depreciation	(46,351,460)

Net unrealized appreciation	$331,062,285

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investments Series

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 31, 2006

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	March 31, 2006